Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	Dec. 31, 2021	Dec. 31, 2020
Fibra Otica S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		43.55%
VMED O2 UK Ltd
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
O2 Holdings Ltd
Disclosure of subsidiaries [line items]
% sold	50.00%
Telefonica UK Limited
Disclosure of subsidiaries [line items]
% sold	50.00%
Giffgaff Ltd
Disclosure of subsidiaries [line items]
% sold	50.00%
O2 Networks
Disclosure of subsidiaries [line items]
% sold	50.00%
Cornerstone Telecomunications
Disclosure of subsidiaries [line items]
% sold	25.00%
Tesco Mobile Ltd.
Disclosure of subsidiaries [line items]
% sold	25.00%
Telefónica Cybersecurity Tech UK Limited
Disclosure of subsidiaries [line items]
% sold	50.00%
UGG TopCo/HoldCo General Partner GmbH.
Disclosure of subsidiaries [line items]
% Acquisition		46.92%
UGG TopCo GmbH & Co KG
Disclosure of subsidiaries [line items]
% Acquisition		46.92%
UGG HoldCo GmbH& Co KG
Disclosure of subsidiaries [line items]
% Acquisition		46.92%
UGG General Partner GmbH
Disclosure of subsidiaries [line items]
% Acquisition		46.92%
Unsere Grüne Glasfaser GmbH & Co KG
Disclosure of subsidiaries [line items]
% Acquisition		46.92%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech UK & Ireland, Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Cancom Ireland Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Daytona Midco SLU.
Disclosure of subsidiaries [line items]
% Acquisition	13.94%
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
% sold	60.00%
Telefonica Global Solutions Germany GmbH.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Latam [Member]
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Espana [Member]
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Towers Germany Gmbh
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Perú S.A.C.
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Chile Holding, S.A.
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Chile, S.A.
Disclosure of subsidiaries [line items]
% sold	50.01%
Telxius Torres Brasil, Ltda.
Disclosure of subsidiaries [line items]
% sold	50.01%
Inmosites Brasil Participaçoes Imobiliarias Ltda
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.01%
% sold	50.01%
Telxius Torres Argentina, S.A.
Disclosure of subsidiaries [line items]
% sold	50.01%
Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Cyberrange S.L. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
iHackLabs Ltd.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Ace & Niu Consulting S.L. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Audertis Audit Services S.L.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Govertis Advisory Services S.L.
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Govertis Advisory Services Perú S.A.C. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Movistar Prosegur Alarmas
Disclosure of subsidiaries [line items]
% Acquisition		50.00%
TBSC Barcelona Producciones, S.L.U.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Buendía Producción, S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%
Telefonica Germany Mobilfunk Standortgesellschaft mbH
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Cybersecurity Tech UK Limited
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefonica Cybersecurity & Cloud Tech Preu S.A.C.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Cybersecurity & Cloud Tech S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Cybersecurity Tech Argentina S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Tech S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		50.00%